Derivatives and Fair Value Disclosures - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 617,895
Ending balance	673,979	$ 617,895
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	617,895	25,435	$ (393,288)
Effective portion of changes in fair value of interest swap contracts	56,084	592,460	418,723
Ending balance	$ 673,979	$ 617,895	$ 25,435